Stockholders' Equity (Deficit) - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			24 Months Ended		9 Months Ended	1 Months Ended					9 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2011	May 31, 2006	Oct. 31, 2004	Dec. 31, 2003 Series A Preferred Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member] Raven Biotechnologies Inc [Member]	Jul. 31, 2008 Series D Preferred Stock [Member] Raven Biotechnologies Inc [Member]	Jan. 31, 2011 Series D Two Preferred Stock [Member]	May 30, 2010 Series D Two Preferred Stock [Member]	Sep. 30, 2008 Series D Two Preferred Stock [Member]	Sep. 30, 2013 Series D Two Preferred Stock [Member]	Sep. 30, 2013 Series A- One Preferred Stock [Member]	Sep. 30, 2013 Series A- Two Preferred Stock [Member]	Oct. 31, 2004 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	May 31, 2006 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued or sold					34,239,374					18,427,388	6,916,110	38,337,678				71,401,237		110,952,217
Proceeds from issuance of convertible preferred stock		$ 12,014,816			$ 34,000,000					$ 12,016,500		$ 24,843,211				$ 30,261,672		$ 44,898,754
Convertible Preferred Stock Per Share					$ 1.00
Related offering costs												156,788				238,000		101,246
Shares of common stock allocated but unissued			10,003,300	13,604,016
Shares issued to acquire entity								14,446,227	12,466,039
Purchased shares											518,708	2,875,327
Exercise price													0.65
Outstanding stock	4,000,000
Percentage of preferred stock holders with voting rights of board members	66.67%
Accrued noncumulative dividends on preferred stock							$ 0.0522						$ 0.0522	$ 0.08	$ 0.08		$ 0.0341		$ 0.0324
Convertible preferred stock series							1.00						1.00	1.506	1.00		1.14		1.00
Conversion price of preferred stock							$ 12.20						$ 12.20	$ 12.39	$ 18.77		$ 6.95		$ 7.70
Reserved common stock	17,129,782
Net proceeds from underwritten public offering upon closing of firm	$ 40,000,000
Earning per share received by the shareholders						$ 12.39	$ 12.20						$ 12.20				$ 6.95		$ 7.70
Reverse stock split	1-for-18.7739